Stock-Based Compensation (Details) - USD ($) $ in Millions	1 Months Ended	12 Months Ended
	Jan. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Jun. 30, 2023	Jul. 31, 2022	Oct. 31, 2021	Oct. 19, 2021	Nov. 30, 2020	Oct. 31, 2019
2019 Equity Incentive Plan [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of shares reserved under the Plan		18,517,831
Common stock reserved for issuance		13,000,000.0			4,000,000.0	10,000,000.0				3,600,000
First Amendment To The Twenty Nineteen Incentive Plan [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Common stock reserved for issuance									3,500,000
Second Amendment To The Twenty Nineteen Incentive Plan [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Common stock reserved for issuance							4,400,000
Third Amendment To The Twenty Nineteen Incentive Plan [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Common stock reserved for issuance						10,000,000.0
Fourth Amendment To The Twenty Nineteen Incentive Plan [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Common stock reserved for issuance					4,000,000.0
Fifth Amendment To The Twenty Nineteen Incentive Plan [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Common stock reserved for issuance		13,000,000.0
Stock option awards [Member] | 2019 Equity Incentive Plan [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Common stock reserved for issuance								4,400,000
Service-based awards [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Expiration period		2 years
Service-based awards [Member] | Minimum
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Expiration period		1 year
Service-based awards [Member] | Maximum
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Expiration period		3 years
Performance-based RSAs
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Unrecognized compensation cost (in Dollars)		$ 27.8
Unrecognized compensation cost, period for recognition		2 years 7 months 6 days
Performance-based restricted shares granted		2,076,340	245,266
Shares of restricted common stock	14,071,926
Performance-based RSUs
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Unrecognized compensation cost (in Dollars)		$ 4.1
Unrecognized compensation cost, period for recognition		2 years 7 months 6 days
Performance-based restricted shares granted		246,426	1,412,299	4,033,159
Shares of restricted common stock	1,000,000
Service-based RSAs
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Fair value of restricted stock granted (in Dollars)			$ 69.4
Unrecognized compensation cost (in Dollars)		$ 29.0
Unrecognized compensation cost, period for recognition		10 months
Performance-based restricted shares granted		1,313,925	10,310,115	0
Shares of restricted common stock	38,707
Service period	3 years
Service-based RSUs
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Fair value of restricted stock granted (in Dollars)			$ 6.4	$ 7.1
Unrecognized compensation cost (in Dollars)		$ 2.6
Unrecognized compensation cost, period for recognition		2 years 2 months 12 days
Performance-based restricted shares granted		155,213	922,552	212,189
Total shareholder return based awards [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Performance period		3 years
Total shareholder return based awards [Member] | Minimum
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Vesting rights, percentage		0.00%
Total shareholder return based awards [Member] | Maximum
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Vesting rights, percentage		200.00%